Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Share options	39,008	51,054	45,973	6,686
Non-vested restricted shares	40,163	42,581	66,790	9,715
Total share-based compensation	79,171	93,635	112,763	16,401

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2016	2017	2018
Average risk-free rate of return	1.14%	1.93%	2.78%
Weighted average expected option life	6.1 years	6.1 years	6.1 years
Estimated volatility	55.8%	68.8%	57.6%
Average dividend yield	Nil	Nil	Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2018:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2018	689,830	273.20	7.3	55,611
Granted	119,850	517.45
Exercised	(201,630)	233.98
Forfeited	(36,576)	197.06
Outstanding as of December 31, 2018	571,474	343.14	7.0	34,344
Exercisable as of December 31, 2018	216,632	324.84	8.9	3,034

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2018 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2018	291,589	319.03
Granted	220,850	638.36
Vested	(133,010)	427.53
Forfeited	(8,816)	374.79
Non-vested as of December 31, 2018	370,613	483.29